Long-Term Investments	12 Months Ended
Jun. 30, 2020
Long Term Investment [Abstract]
LONG-TERM INVESTMENTS

NOTE 10 – LONG-TERM INVESTMENTS

	As of June 30,
	2020	2019
Equity investments without readily determinable fair values
CLPS Lihong Financial Information Services Co., Ltd. ("CLPS Lihong")	510,405	-

Equity method investments
CLPS Lihong	-	844,643
Economic Modeling Information Technology Co., Ltd. ("EMIT")	169,726	69,363
Total	$680,131	$914,006

a)	Investment in CLPS Lihong

On March 1, 2019, the Company purchased approximately 37% equity interest in CLPS Lihong at a cash consideration of $0.15 (RMB 1). In May 2019, the Company made capital contribution to CLPS Lihong of $1.01 million (RMB 7 million). The Company accounts for the investment in CLPS Lihong as an equity method investment due to its significant influence over the entity. For the year ended June 30, 2019, the Company's share of CLPS Lihong's results of operations was a loss of $176,148 (RMB 1,201,523).

On April 29, 2020, the Company sold an 18.42% equity interest in CLPS Lihong with the carrying amount of $535,119 (RMB 3,779,120) to a third-party investor for a cash consideration of $995,605 (RMB 7 million) which was received as of June 30, 2020. The disposal gain of $433,490 (RMB 3,047,824) was recorded in the consolidated statements of comprehensive income for the year ended June 30, 2020. Concurrently, on April 29, 2020, the Company's remaining equity interest in CLPS Lihong was further diluted to 7% as CLPS Lihong raised additional capital from other third-party investors.

After the partial disposal, the carrying amount of long-term investment in CLPS Lihong was $510,405 (RMB 3,606,065). As the Company no longer had significant influence over CLPS Lihong, it accounted for the investment in accordance with ASC 321 using the measurement alternative and elected to measure such equity investments without readily determinable fair values at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

For the period from July 1, 2019 to April 29, 2020, the Company's share of CLPS Lihong's results of operations was an income of $250,290 (RMB 1,759,764) in accordance with ASC 323. For the period from April 30, 2020 to June 30, 2020, unrealized gains (upward adjustments) and losses (downward adjustments and impairment) under ASC 321 was nil as there was no such remeasurement for the equity investments without readily determinable fair values.

b)	Investment in EMIT

On April 3, 2019, Qiner purchased a 30% equity interest of EMIT at nil consideration with a committed to invest $445,454.14 (RMB 3,000,000.00) in total within 20 years. During the years ended June 30, 2020 and 2019, the Company made capital contribution to EMIT of $143,299 (RMB 1,000,000.00) and $73,593 (RMB500,000.00), respectively. The Company accounts for the investment in EMIT as an equity method investment due to its significant influence over the entity. For the years ended June 30, 2020 and 2019, the Company's share of EMIT's results of operations was a loss of $42,927 (RMB 301,878) and $4,230 (RMB 28,853), respectively. As the end of June 30, 2020 and 2019, the committed but not yet made investment in EMIT was $228,561 (RMB 1,500,000.00) and $371,860 (RMB 2,500,000.00), respectively.

Selected financial information of the equity method investees are not presented as the effects were not material.